DERIVATIVE FINANCIAL INSTRUMENTS (Schedule of Gains (Losses) Reclassified From Other Comprehensive Income (Loss) into Income (Expenses) (Details) (Cash Flow Hedging [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (expenses) (effective portion)	$ (45)	$ 171	$ (86)
Foreign exchange option contracts [Member] | Cost of Sales and Operating Expenses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (expenses) (effective portion)	8	35	(11)
Foreign exchange forward contracts [Member] | Cost of Sales and Operating Expenses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (expenses) (effective portion)	(57)	107	(70)
Foreign exchange forward contracts [Member] | Financial expenses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (expenses) (effective portion)	$ 4	$ 29	$ (5)